Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0002129056
Registrant Name	Jones Ventures INTL Acquisition1 Corp
Registration File Number	333-295918
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A